AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Financials – 25.5%
Banks – 16.6%
1st Source Corp.	108,963	$4,834,688
Associated Banc-Corp.	256,630	5,171,094
Bank of Marin Bancorp	83,902	3,104,374
Carter Bankshares, Inc.(a)	258,437	3,057,310
Harborone Northeast Bancorp, Inc.	474,125	5,665,794
Heritage Financial Corp./WA	222,592	5,762,907
Independent Bank Group, Inc.	85,580	5,964,070
Pacific Premier Bancorp, Inc.	139,314	5,614,354
Sandy Spring Bancorp, Inc.	111,471	4,189,080
Sterling Bancorp/DE	325,220	7,099,553
Synovus Financial Corp.	174,835	7,397,269
Texas Capital Bancshares, Inc.(a)	117,615	8,962,263
TriCo Bancshares	137,893	5,939,052
Umpqua Holdings Corp.	324,704	5,542,697
Webster Financial Corp.	138,883	7,681,619

		85,986,124

Capital Markets – 2.6%
Moelis & Co.	115,628	5,971,030
Stifel Financial Corp.	118,950	7,265,466

		13,236,496

Insurance – 1.9%
Hanover Insurance Group, Inc. (The)	40,380	4,657,833
Selective Insurance Group, Inc.	75,172	5,098,917

		9,756,750

Thrifts & Mortgage Finance – 4.4%
BankUnited, Inc.	209,983	8,439,217
Essent Group Ltd.	60,651	2,500,640
Premier Financial Corp.	126,230	3,870,212
WSFS Financial Corp.	153,813	8,173,623

		22,983,692

		131,963,062

Consumer Discretionary – 20.7%
Auto Components – 2.9%
Cooper Tire & Rubber Co.	53,853	3,082,546
Dana, Inc.(a)	253,256	6,030,025
Goodyear Tire & Rubber Co. (The)(a)	357,400	6,007,894

		15,120,465

Diversified Consumer Services – 2.6%
Hillenbrand, Inc.	117,580	5,462,767
Houghton Mifflin Harcourt Co.(a)	620,675	3,786,118
Regis Corp.(a) (b)	355,182	4,173,388

		13,422,273

Hotels, Restaurants & Leisure – 4.8%
El Pollo Loco Holdings, Inc.(a)	235,608	4,318,695
Hilton Grand Vacations, Inc.(a)	191,450	7,564,189

Company	Shares	U.S. $ Value
Papa John’s International, Inc.	49,161	$4,433,831
Ruth’s Hospitality Group, Inc.	373,619	8,520,381

		24,837,096

Household Durables – 2.6%
KB Home	182,510	7,369,754
Taylor Morrison Home Corp. - Class A(a)	226,388	6,227,934

		13,597,688

Leisure Products – 1.0%
Malibu Boats, Inc.(a)	67,067	4,999,174

Specialty Retail – 2.6%
Citi Trends, Inc.	42,044	3,274,807
Foot Locker, Inc.	126,020	6,060,302
Sally Beauty Holdings, Inc.(a)	89,491	1,440,805
Williams-Sonoma, Inc.	22,170	2,910,699

		13,686,613

Textiles, Apparel & Luxury Goods – 4.2%
Kontoor Brands, Inc.(b)	150,000	6,337,500
Oxford Industries, Inc.	89,275	6,806,326
Skechers U.S.A., Inc. - Class A(a)	86,197	3,154,810
Steven Madden Ltd.	142,090	5,255,909

		21,554,545

		107,217,854

Industrials – 20.5%
Aerospace & Defense – 1.1%
AAR Corp.	145,001	5,768,140

Airlines – 1.7%
SkyWest, Inc.	153,119	8,631,318

Building Products – 1.0%
Masonite International Corp.(a)	48,443	5,315,166

Commercial Services & Supplies – 2.1%
Herman Miller, Inc.	181,480	6,960,665
Viad Corp.	88,740	3,712,882

		10,673,547

Electrical Equipment – 1.3%
Regal Beloit Corp.	48,560	6,636,695

Machinery – 8.6%
Blue Bird Corp.(a)	252,870	6,147,270
Crane Co.	55,772	4,677,040
Kennametal, Inc.	191,845	7,167,329
REV Group, Inc.	548,950	6,817,959
Shey Group , Inc. (The)	235,780	7,754,804
Terex Corp.	175,430	7,224,208
Welbilt, Inc.(a)	285,585	4,563,648

		44,352,258

Company	Shares	U.S. $ Value

Professional Services – 0.8%
Korn Ferry	69,042	$4,249,535

Road & Rail – 0.6%
ArcBest Corp.	49,176	2,900,892

Trading Companies & Distributors – 3.3%
GATX Corp.	62,120	5,928,112
Herc Holdings, Inc.(a)	87,640	7,691,286
MRC Global, Inc.(a)	422,796	3,695,237

		17,314,635

		105,842,186

Materials – 8.1%

Chemicals – 4.1%
AdvanSix, Inc.(a)	158,370	4,402,686
GCP Applied Technologies, Inc.(a)	117,784	2,919,865
Innospec, Inc.	32,430	3,257,594
Orion Engineered Carbons SA	312,194	5,525,834
Trinseo SA	79,404	5,138,233

		21,244,212

Containers & Packaging – 0.8%
Graphic Packaging Holding Co.	245,611	3,897,847

Metals & Mining – 3.2%
Carpenter Technology Corp.	166,025	6,750,576
Commercial Metals Co.	178,460	4,488,269
Schnitzer Steel Industries, Inc. - Class A	155,437	5,368,794

		16,607,639

		41,749,698

Information Technology – 6.3%
Communications Equipment – 1.1%
Casa Systems, Inc.(a)	359,283	2,949,713
NetScout Systems, Inc.(a)	94,643	2,670,826

		5,620,539

Electronic Equipment, Instruments & Components – 0.9%
Belden, Inc.	111,992	4,951,166

IT Services – 0.7%
Unisys Corp.(a)	153,737	3,774,244

Semiconductors & Semiconductor Equipment – 1.7%
Kulicke & Soffa Industries, Inc.	91,010	4,537,758
MagnaChip Semiconductor Corp.(a) (b)	215,998	4,037,003

		8,574,761

Software – 1.4%
A10 Networks, Inc.(a)	251,060	2,344,901
CommVault Systems, Inc.(a)	74,762	4,764,582

		7,109,483

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 0.5%
NCR Corp.(a)	76,607	$2,662,859

		32,693,052

Real Estate – 6.1%
Equity Real Estate Investment Trusts (REITs) – 6.1%
Armada Hoffler Properties, Inc.	184,828	2,386,130
City Office REIT, Inc.	213,553	2,169,698
Cousins Properties, Inc.	114,213	3,830,704
Independence Realty Trust, Inc.	372,069	5,223,849
National Storage Affiliates Trust	107,290	4,136,030
Physicians Realty Trust	260,426	4,427,242
RLJ Lodging Trust	274,920	4,316,244
STAG Industrial, Inc.(b)	155,235	4,897,664

		31,387,561

Energy – 4.9%
Energy Equipment & Services – 2.6%
Cactus, Inc. - Class A	189,810	6,049,245
Dril-Quip, Inc.(a)	123,890	4,207,304
Helix Energy Solutions Group, Inc.(a)	598,666	2,933,463

		13,190,012

Oil, Gas & Consumable Fuels – 2.3%
Cimarex Energy Co.	80,890	4,690,811
HollyFrontier Corp.	191,310	7,246,823

		11,937,634

		25,127,646

Communication Services – 2.4%
Entertainment – 1.0%
IMAX Corp.(a)	251,120	5,190,650

Media – 1.4%
Criteo SA (Sponsored ADR)(a)	208,687	7,176,746

		12,367,396

Consumer Staples – 1.8%
Food Products – 1.8%
Hain Celestial Group, Inc. (The)(a) (b)	131,084	5,529,123
Nomad Foods Ltd.(a)	169,559	4,004,984

		9,534,107

Health Care – 1.3%
Health Care Providers & Services – 1.3%
MEDNAX, Inc.(a)	283,343	6,922,069

Utilities – 1.0%
Gas Utilities – 1.0%
Southwest Gas Holdings, Inc.	86,160	5,372,076

Total Common Stocks (cost $391,829,242)		510,176,707

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $8,385,996)	8,385,996	$8,385,996

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $400,215,238)		518,562,703

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $3,163,433)	3,163,433	3,163,433

Total Investments – 100.8% (cost $403,378,671)(f)		521,726,136
Other assets less liabilities – (0.8)%		(4,180,814)

Net Assets – 100.0%		$517,545,322

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $126,080,938 and gross unrealized depreciation of investments was $(7,733,473), resulting in net unrealized appreciation of $118,347,465.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$510,176,707	$—	$—	$510,176,707
Short-Term Investments	8,385,996	—	—	8,385,996
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,163,433	—	—	3,163,433
Total Investments in Securities	521,726,136	—	—	521,726,136
Other Financial Instruments(b)	—	—	—	—

Total	$521,726,136	$—	$—	$521,726,136

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,796	$29,537	$28,947	$8,386	$0	**
Government Money Market Portfolio*	1,453	8,466	6,756	3,163	0	**
Total	$9,249	$38,003	$35,703	$11,549	$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500